Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Assets
Cash and cash equivalents	$ 411,081		$ 404,450	[1],[2]
Restricted cash	237,325		222,464
Trade receivables, net of provisions of $2,606 and $3,530	16,063		49,055
Flight equipment held for operating leases, net	7,895,874		8,061,260
Net investment in direct finance leases	25,094		30,069
Notes receivable, net of provisions, of nil and nil	5,200		15,497
Prepayments on flight equipment	95,619		199,417
Investments	84,079		72,985
Goodwill			6,776
Intangibles	29,677		58,637
Inventory	13,953		121,085
Derivative assets	21,050		55,211
Deferred income taxes	91,258		94,560
Other assets	181,359		209,141
Total Assets	9,107,632		9,600,607
Liabilities and Equity
Accounts payable	4,142		16,045
Accrued expenses and other liabilities	74,458		121,389
Accrued maintenance liability	452,582		420,824
Lessee deposit liability	102,844		130,031
Debt	6,111,165	[3]	6,566,163
Accrual for onerous contracts	3,971		12,928
Deferred revenue	47,994		60,061
Derivative liabilities	27,159		55,769
Total Liabilities	6,824,315		7,383,210
Ordinary share capital, 0.01 par value (250,000,000 ordinary shares authorized, 149,232,426 ordinary shares issued and outstanding)	1,570		1,570
Additional paid-in capital	1,340,205		1,333,025
Treasury stock (9,332,982 ordinary shares)	(100,000)
Accumulated other comprehensive income (loss)	(8,513)		5,005
Accumulated retained earnings	1,043,974		871,750
Total AerCap Holdings N.V. shareholders' equity	2,277,236		2,211,350
Non-controlling interest	6,081		6,047
Total Equity	2,283,317		2,217,397
Total Liabilities and Equity	$ 9,107,632		$ 9,600,607

[1]	Includes the results of Genesis for the period from March 25, 2010 (date of acquisition) to December 31, 2010 and the issue of shares to Genesis and Waha.
[2]	The Amalgamation gain, net of transaction expenses of $274, as presented in the consolidated income statement, consists of the Amalgamation gain of $31,023, as presented in the consolidated statement of cash flow and transaction expenses of $30,749 (Note 1).
[3]	As of December 31, 2011, we remain in compliance with the respective financial covenants across the Company's various debt obligations.